Schedule V - Valuation and Qualifying Accounts - FY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Premiums Receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 595	$ 229	$ 177
Additions amounts charged to expense	1,493	366	52
Deductions amounts written off or disposals	0	0	0
Balance at end of period	2,088	595	229
Valuation Allowance for Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	489	313	4,575
Additions amounts charged to expense	40	176	0
Deductions amounts written off or disposals	0	0	(4,262)
Balance at end of period	$ 529	$ 489	$ 313